Advanced Series Trust

655 Broad Street
Newark, New Jersey 07102

May 2, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520

Re: Advanced Series Trust

Registration Numbers: 033-24962and 811-05186

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 166 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 16, 2019.

     If you have any questions concerning this filing, please contact the undersigned at 973-802-6469.

                                   Very truly yours,

                                   /s/ Jonathan D. Shain
                                   Jonathan D. Shain
                                   Assistant Secretary